LOANS PAYABLE (Details Narrative) - USD ($)		3 Months Ended
	Dec. 26, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Short-Term Debt [Line Items]
Principal amount			$ 56,000
Cash		$ 17,153		$ 18,374
Debt discount		138,836		126,839
Borrowings		35,000	2,000
Loans repaid		36,000	0
Debt default long term debt amount		525,150		526,150
Interest expense debt		5,089	1,798
Amortization of debt discount		0	19,956
Loans Payable [Member]
Short-Term Debt [Line Items]
Borrowings		35,000	2,000
Loans payable		525,150		$ 526,150
Interest expense		28,471	23,382
Nine (9) and Seven (7) Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt default long term debt amount		$ 304.000	$ 203,000
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 100,000
Cash	$ 75,000
Maturity date	Apr. 18, 2024
Debt discount	$ 25,000